Derivatives liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023
Derivatives liabilities
Current derivative liability	$ 44.3	$ 0.0
Change in fair value of embedded derivatives	$ 44.3